Post-retirement benefits - Summary of total expense recognised in the income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	$ (167)	$ (137)	$ (125)
Past service cost	(2)	(2)	0
Settlement (losses)/gains	(3)	(1)	51
Net interest on net defined benefit liability	(52)	(49)	(58)
Non-investment expenses paid from the plans	(15)	(16)	(14)
Total defined benefit expense	(239)	(205)	(146)
Current employer service cost for defined contribution and industry-wide plans	(315)	(264)	(238)
Total expense recognised in the income statement	(554)	$ (469)	$ (384)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(159)
Past service cost	0
Settlement (losses)/gains	(3)
Net interest on net defined benefit liability	(28)
Non-investment expenses paid from the plans	(15)
Total defined benefit expense	(205)
Current employer service cost for defined contribution and industry-wide plans	(313)
Total expense recognised in the income statement	(518)
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(8)
Past service cost	(2)
Settlement (losses)/gains	0
Net interest on net defined benefit liability	(24)
Non-investment expenses paid from the plans	0
Total defined benefit expense	(34)
Current employer service cost for defined contribution and industry-wide plans	(2)
Total expense recognised in the income statement	$ (36)